UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (11.7%)
Lennar Corp. Class A	5,235,990	235,148
Lowe's Cos. Inc.	3,469,600	235,100
Newell Rubbermaid Inc.	6,283,700	231,680
Delphi Automotive plc	2,543,400	174,808
Ralph Lauren Corp. Class A	951,900	158,863
TJX Cos. Inc.	2,220,800	146,440
* Toll Brothers Inc.	3,857,000	133,529
Ford Motor Co.	8,820,900	129,755
* TRW Automotive Holdings Corp.	1,020,000	105,233
Omnicom Group Inc.	1,396,905	101,695
Staples Inc.	5,025,771	85,689
* News Corp. Class A	4,426,075	65,904
Comcast Corp.	1,044,600	55,259
Interpublic Group of Cos. Inc.	2,732,025	54,477
DR Horton Inc.	2,196,800	53,866
Nordstrom Inc.	548,300	41,781
Kohl's Corp.	479,725	28,649
* News Corp. Class B	1,469,052	21,213
		2,059,089
Consumer Staples (4.4%)
CVS Health Corp.	1,850,500	181,645
BRF SA ADR	7,165,000	169,954
Ingredion Inc.	2,077,317	167,515
Wal-Mart Stores Inc.	1,321,900	112,335
Kellogg Co.	1,198,425	78,593
Japan Tobacco Inc.	2,673,900	72,828
		782,870
Energy (10.6%)
Baker Hughes Inc.	3,532,050	204,824
Pioneer Natural Resources Co.	1,254,200	188,795
BP plc ADR	4,856,800	188,589
Royal Dutch Shell plc ADR	3,067,206	188,480
Exxon Mobil Corp.	1,552,175	135,691
* Southwestern Energy Co.	5,461,600	135,393
Canadian Natural Resources Ltd.	4,593,700	132,942
Cameco Corp.	8,344,000	116,983
* Cobalt International Energy Inc.	11,655,268	106,296
Valero Energy Corp.	1,710,400	90,446
Halliburton Co.	2,176,900	87,054
* Concho Resources Inc.	763,600	84,645
Anadarko Petroleum Corp.	937,000	76,600
National Oilwell Varco Inc.	1,284,200	69,899
Murphy Oil Corp.	826,350	37,111
Apache Corp.	528,575	33,073
		1,876,821
Financials (26.6%)
American International Group Inc.	7,212,800	352,490
Citigroup Inc.	7,146,075	335,508

MetLife Inc.	7,116,725	330,928
Wells Fargo & Co.	6,137,850	318,677
Ameriprise Financial Inc.	2,320,300	289,898
XL Group plc Class A	6,664,825	229,870
Bank of America Corp.	14,865,900	225,218
Principal Financial Group Inc.	4,549,100	213,489
Unum Group	6,771,700	210,329
Weyerhaeuser Co.	5,771,500	206,908
PNC Financial Services Group Inc.	2,070,250	175,019
SL Green Realty Corp.	1,312,400	165,362
Public Storage	781,200	156,896
JPMorgan Chase & Co.	2,330,400	126,727
Zions Bancorporation	4,609,244	110,438
Goldman Sachs Group Inc.	638,050	110,006
State Street Corp.	1,527,775	109,251
Voya Financial Inc.	2,725,700	106,330
* UBS Group AG	6,067,175	101,200
Morgan Stanley	2,982,366	100,834
Julius Baer Group Ltd.	2,447,371	99,569
Axis Capital Holdings Ltd.	1,602,221	81,553
Willis Group Holdings plc	1,261,950	54,642
* Progressive Corp.	2,074,375	53,830
Hartford Financial Services Group Inc.	1,382,425	53,776
Franklin Resources Inc.	998,525	51,454
Bank of Nova Scotia	1,026,500	49,326
Citizens Financial Group Inc.	2,062,250	49,288
Comerica Inc.	1,132,600	47,003
KeyCorp	3,482,075	45,232
Regions Financial Corp.	4,739,400	41,233
Fifth Third Bancorp	2,283,800	39,510
Invesco Ltd.	695,225	25,536
* Genworth Financial Inc. Class A	2,832,750	19,773
Intercontinental Exchange Inc.	88,800	18,269
		4,705,372
Health Care (14.9%)
Bristol-Myers Squibb Co.	6,358,200	383,209
Aetna Inc.	3,470,556	318,666
* Medtronic plc	3,912,244	279,334
AstraZeneca plc ADR	2,974,000	211,273
Merck & Co. Inc.	3,238,500	195,217
UnitedHealth Group Inc.	1,436,800	152,660
Cigna Corp.	1,133,675	121,110
Abbott Laboratories	2,532,575	113,358
Eli Lilly & Co.	1,547,800	111,442
Johnson & Johnson	1,018,700	102,013
Teva Pharmaceutical Industries Ltd. ADR	1,485,500	84,466
Amgen Inc.	530,900	80,835
* Mylan Inc.	1,446,000	76,855
McKesson Corp.	350,200	74,470
* Express Scripts Holding Co.	881,000	71,105
Sanofi	770,650	71,008
Pfizer Inc.	1,770,875	55,340
Baxter International Inc.	740,613	52,072
Becton Dickinson and Co.	370,100	51,103
* Laboratory Corp. of America Holdings	251,775	28,899
		2,634,435

Industrials (8.0%)
Eaton Corp. plc	4,163,200	262,656
Raytheon Co.	1,836,100	183,702
* Sensata Technologies Holding NV	3,349,200	165,183
Parker-Hannifin Corp.	1,079,850	125,759
Honeywell International Inc.	1,278,300	124,967
Norfolk Southern Corp.	1,191,700	121,518
American Airlines Group Inc.	2,429,300	119,230
Stanley Black & Decker Inc.	1,137,175	106,496
Masco Corp.	3,732,548	92,717
Rexel SA	4,021,074	75,129
L-3 Communications Holdings Inc.	211,050	25,984
		1,403,341
Information Technology (16.7%)
* NXP Semiconductors NV	4,118,400	326,754
Cisco Systems Inc.	9,662,825	254,760
Avago Technologies Ltd. Class A	2,247,200	231,192
* Arrow Electronics Inc.	4,190,050	230,620
Lam Research Corp.	2,899,200	221,615
Hewlett-Packard Co.	5,372,675	194,115
* Check Point Software Technologies Ltd.	2,258,300	174,273
Apple Inc.	1,304,800	152,870
SanDisk Corp.	2,001,600	151,941
Oracle Corp.	3,368,700	141,115
Skyworks Solutions Inc.	1,381,400	114,725
Accenture plc Class A	1,237,300	103,970
* Cognizant Technology Solutions Corp. Class A	1,882,600	101,905
Intel Corp.	3,012,125	99,521
Corning Inc.	4,130,925	98,192
Microsoft Corp.	2,232,000	90,173
* Google Inc. Class A	137,300	73,806
Western Digital Corp.	706,900	68,732
Analog Devices Inc.	1,159,000	60,390
TE Connectivity Ltd.	865,010	57,428
		2,948,097
Materials (2.9%)
Celanese Corp. Class A	2,827,500	152,006
Huntsman Corp.	5,902,700	129,623
Methanex Corp.	2,878,700	126,951
Reliance Steel & Aluminum Co.	1,870,400	97,953
		506,533
Other (0.3%)
2 Vanguard Value ETF	703,525	57,007

Utilities (1.2%)
PG&E Corp.	1,856,300	109,169
Entergy Corp.	1,220,823	106,834
		216,003
Total Common Stocks (Cost $13,693,524)		17,189,568

	Coupon
Temporary Cash Investments (3.0%)[1]
Money Market Fund (1.6%)
3 Vanguard Market Liquidity Fund	0.133%		284,991,908	284,992

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.8%)
Bank of America Securities, LLC
(Dated 1/30/15, Repurchase Value
$133,401,000,collateralized by Federal
National Mortgage Assn. 2.332%-4.670%,
11/1/19-11/1/44, and Federal Home Loan
Mortgage Corp. 2.479%-3.500%, 5/1/27-
11/1/44, with a value of $136,068,000)	0.060%	2/2/15	133,400	133,400

U.S. Government and Agency Obligations (0.6%)
[4,5] Fannie Mae Discount Notes	0.140%	7/8/15	5,000	4,997
[5,6] Federal Home Loan Bank Discount Notes	0.080%-0.125%	2/20/15	46,106	46,104
[5,6] Federal Home Loan Bank Discount Notes	0.090%	3/18/15	5,000	5,000
6 Federal Home Loan Bank Discount Notes	0.087%	3/25/15	50,000	50,000
				106,101
Total Temporary Cash Investments (Cost $524,485)				524,493
Total Investments (100.3%) (Cost $14,218,009)				17,714,061
Other Assets and Liabilities-Net (-0.3%)				(55,441)
Net Assets (100%)				17,658,620

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $8,397,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Windsor Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,871,034	318,534	—
Temporary Cash Investments	284,992	239,501	—
Futures Contracts—Liabilities[1]	(2,682)	—	—
Total	17,153,344	558,035	—
1 Represents variation margin on the last day of the reporting period.

Windsor Fund

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	1,390	138,194	(1,088)
S&P 500 Index	March 2015	86	42,750	489
				(599)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At January 31, 2015, the cost of investment securities for tax purposes was $14,218,009,000. Net unrealized appreciation of investment securities for tax purposes was $3,496,052,000, consisting of unrealized gains of $4,096,025,000 on securities that had risen in value since their purchase and $599,973,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of January 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)[1]
Consumer Discretionary (11.5%)
	Target Corp.	12,930,100	951,785
	Ford Motor Co.	53,116,300	781,341
	Johnson Controls Inc.	15,076,400	700,600
	Advance Auto Parts Inc.	2,580,268	410,263
	Viacom Inc. Class B	4,597,300	296,158
*	Norwegian Cruise Line Holdings Ltd.	4,631,076	202,656
	Omnicom Group Inc.	2,740,700	199,523
	DR Horton Inc.	6,486,200	159,042
*	Bed Bath & Beyond Inc.	1,852,982	138,547
	McDonald's Corp.	1,490,700	137,800
	Comcast Corp.	2,366,149	125,169
	Delphi Automotive plc	1,767,004	121,446
	General Motors Co.	3,614,700	117,912
	Time Warner Cable Inc.	832,000	113,260
	Renault SA	1,386,671	105,979
	Genuine Parts Co.	1,025,181	95,280
*	Madison Square Garden Co. Class A	1,169,604	88,597
	Honda Motor Co. Ltd. ADR	2,861,700	86,481
*	Houghton Mifflin Harcourt Co.	4,388,400	86,364
	Volkswagen AG Preference Shares	359,620	80,227
	Interpublic Group of Cos. Inc.	3,782,100	75,415
*	ServiceMaster Global Holdings Inc.	2,289,500	64,701
	Dick's Sporting Goods Inc.	1,017,570	52,557
	Ryland Group Inc.	1,244,422	49,964
*	Meritage Homes Corp.	1,291,708	47,031
	Lennar Corp. Class A	988,796	44,407
*	Discovery Communications Inc. Class A	1,453,500	42,130
*,^ JC Penney Co. Inc.		5,653,500	41,101
	Hyundai Motor Co.	222,182	34,146
	Nordstrom Inc.	440,600	33,574
	Carnival Corp.	753,300	33,115
	Lowe's Cos. Inc.	427,900	28,994
*	Bloomin' Brands Inc.	620,860	15,345
	Staples Inc.	93,100	1,587
	Lear Corp.	15,150	1,520
	Best Buy Co. Inc.	42,300	1,489
	Cablevision Systems Corp. Class A	70,700	1,338
	Expedia Inc.	15,100	1,298
	H&R Block Inc.	37,600	1,289
*	News Corp. Class B	73,000	1,054
	Whirlpool Corp.	4,300	856
	Foot Locker Inc.	12,700	676
	Royal Caribbean Cruises Ltd.	8,500	642
			5,572,659
Consumer Staples (9.2%)
	Philip Morris International Inc.	12,988,153	1,042,169
	Wal-Mart Stores Inc.	11,225,005	953,901
	Imperial Tobacco Group plc ADR	8,734,425	815,970

Altria Group Inc.	12,427,132	659,881
Diageo plc ADR	3,684,120	435,205
Sysco Corp.	5,146,056	201,571
Molson Coors Brewing Co. Class B	2,564,381	194,713
Mondelez International Inc. Class A	1,544,200	54,418
Kellogg Co.	652,000	42,758
Bunge Ltd.	358,300	32,079
Procter & Gamble Co.	54,990	4,635
PepsiCo Inc.	34,800	3,264
Archer-Daniels-Midland Co.	41,900	1,954
Kimberly-Clark Corp.	17,400	1,879
Dr Pepper Snapple Group Inc.	22,200	1,715
Coca-Cola Co.	36,200	1,490
Avon Products Inc.	174,100	1,348
^ Pilgrim's Pride Corp.	42,000	1,140
		4,450,090
Energy (9.6%)
Phillips 66	10,959,369	770,663
ConocoPhillips	11,931,289	751,433
Occidental Petroleum Corp.	8,218,807	657,505
Marathon Petroleum Corp.	6,328,120	585,921
BP plc ADR	12,637,598	490,718
^ Seadrill Ltd.	17,348,107	186,319
Apache Corp.	2,652,000	165,936
Royal Dutch Shell plc ADR	2,483,144	152,589
Devon Energy Corp.	2,239,500	134,975
* Cobalt International Energy Inc.	12,953,000	118,131
* Dril-Quip Inc.	1,447,100	107,418
Anadarko Petroleum Corp.	1,175,800	96,122
Murphy Oil Corp.	1,994,600	89,577
Marathon Oil Corp.	3,323,100	88,394
EOG Resources Inc.	989,400	88,086
CONSOL Energy Inc.	2,784,820	80,621
* Kosmos Energy Ltd.	4,013,300	35,197
Exxon Mobil Corp.	121,182	10,594
Gazprom OAO ADR	1,553,600	6,236
Chevron Corp.	37,699	3,865
Valero Energy Corp.	40,100	2,120
National Oilwell Varco Inc.	31,900	1,736
Tesoro Corp.	18,900	1,545
Nabors Industries Ltd.	114,800	1,321
* Newfield Exploration Co.	29,800	887
		4,627,909
Financials (20.8%)
JPMorgan Chase & Co.	22,780,509	1,238,804
Wells Fargo & Co.	22,861,273	1,186,957
Citigroup Inc.	21,623,644	1,015,230
PNC Financial Services Group Inc.	11,165,468	943,929
Bank of America Corp.	57,356,326	868,948
American Express Co.	10,439,596	842,371
Capital One Financial Corp.	8,844,438	647,501
XL Group plc Class A	9,538,116	328,970
Navient Corp.	15,791,652	311,727
American International Group Inc.	4,660,800	227,773
Intercontinental Exchange Inc.	820,700	168,843
Corrections Corp. of America	4,164,434	163,746

SLM Corp.	15,720,252	143,211
Lincoln National Corp.	2,856,361	142,761
SunTrust Banks Inc.	3,666,167	140,854
Goldman Sachs Group Inc.	816,379	140,752
Hartford Financial Services Group Inc.	3,593,100	139,772
MetLife Inc.	2,923,300	135,933
CBOE Holdings Inc.	1,917,600	123,628
Morgan Stanley	3,273,300	110,670
* Ally Financial Inc.	5,693,400	106,524
Aon plc	1,163,900	104,809
Barclays plc	29,188,345	102,511
Citizens Financial Group Inc.	4,208,700	100,588
BNP Paribas SA	1,904,864	100,016
Voya Financial Inc.	2,187,500	85,334
Unum Group	2,634,600	81,831
Allstate Corp.	1,076,700	75,143
Comerica Inc.	1,510,740	62,696
Regions Financial Corp.	6,252,580	54,397
Bank of New York Mellon Corp.	1,455,300	52,391
* Nordea Bank AB	3,482,300	44,210
State Street Corp.	583,300	41,712
Prudential Financial Inc.	404,614	30,702
US Bancorp	73,749	3,091
Travelers Cos. Inc.	21,100	2,169
Discover Financial Services	27,000	1,468
Everest Re Group Ltd.	8,500	1,457
* Synchrony Financial	46,800	1,444
CIT Group Inc.	32,500	1,424
Axis Capital Holdings Ltd.	27,400	1,395
Reinsurance Group of America Inc. Class A	16,800	1,391
PartnerRe Ltd.	12,100	1,384
WR Berkley Corp.	28,100	1,377
RenaissanceRe Holdings Ltd.	12,800	1,224
AvalonBay Communities Inc.	6,500	1,124
Weyerhaeuser Co.	31,300	1,122
HCP Inc.	23,000	1,088
Host Hotels & Resorts Inc.	46,200	1,058
Digital Realty Trust Inc.	12,400	904
UDR Inc.	25,200	838
* Iron Mountain Inc.	19,200	765
Brixmor Property Group Inc.	25,600	694
Hospitality Properties Trust	19,400	632
Public Storage	2,400	482
* Berkshire Hathaway Inc. Class B	1,400	201
Alexandria Real Estate Equities Inc.	600	59
Equity Residential	600	47
Apartment Investment & Management Co.	700	28
Kimco Realty Corp.	100	3
		10,092,113
Health Care (15.9%)
* Medtronic plc	18,998,706	1,356,508
Pfizer Inc.	36,867,881	1,152,121
Sanofi ADR	19,536,800	900,451
Johnson & Johnson	8,952,891	896,543
* Anthem Inc.	6,535,307	882,005
Merck & Co. Inc.	10,336,500	623,084
Baxter International Inc.	4,121,900	289,811

Zoetis Inc.	6,560,290	280,321
UnitedHealth Group Inc.	2,549,600	270,895
Eli Lilly & Co.	2,797,700	201,434
GlaxoSmithKline plc ADR	3,173,000	139,612
Aetna Inc.	1,390,100	127,639
St. Jude Medical Inc.	1,912,516	125,977
* Mylan Inc.	2,282,300	121,304
Sanofi	1,296,300	119,442
Humana Inc.	503,600	73,747
* Express Scripts Holding Co.	723,400	58,386
AbbVie Inc.	656,777	39,637
Quest Diagnostics Inc.	477,400	33,929
Zimmer Holdings Inc.	248,300	27,834
Cardinal Health Inc.	20,200	1,681
Omnicare Inc.	19,800	1,485
Bristol-Myers Squibb Co.	21,253	1,281
* Boston Scientific Corp.	41,200	610
Becton Dickinson and Co.	4,100	566
* Quintiles Transnational Holdings Inc.	8,600	520
		7,726,823
Industrials (9.2%)
General Dynamics Corp.	7,589,060	1,010,939
Honeywell International Inc.	8,582,161	838,992
Raytheon Co.	8,150,156	815,423
Emerson Electric Co.	9,047,200	515,147
2 Xylem Inc.	10,674,199	363,990
Parker-Hannifin Corp.	1,027,800	119,698
Cummins Inc.	663,100	92,476
Stanley Black & Decker Inc.	952,400	89,192
Tyco International plc	2,113,600	86,256
Rockwell Automation Inc.	790,400	86,090
General Electric Co.	3,450,254	82,426
Boeing Co.	556,000	80,826
American Airlines Group Inc.	1,213,400	59,554
PACCAR Inc.	789,000	47,427
ADT Corp.	1,255,000	43,172
^ CNH Industrial NV	5,082,300	38,880
Rockwell Collins Inc.	363,600	31,131
Embraer SA ADR	747,100	26,343
3M Co.	13,000	2,110
Illinois Tool Works Inc.	17,400	1,620
Carlisle Cos. Inc.	15,400	1,381
* Spirit AeroSystems Holdings Inc. Class A	30,200	1,360
Cintas Corp.	17,100	1,346
Caterpillar Inc.	11,300	904
Waste Management Inc.	7,800	401
Dover Corp.	2,300	161
		4,437,245
Information Technology (13.7%)
Microsoft Corp.	32,052,245	1,294,911
Intel Corp.	32,374,400	1,069,650
Oracle Corp.	21,571,900	903,647
Apple Inc.	4,847,636	567,949
Corning Inc.	12,702,600	301,941
Cisco Systems Inc.	10,560,900	278,438
International Business Machines Corp.	1,742,225	267,100

Xerox Corp.	17,950,975	236,414
Hewlett-Packard Co.	5,685,550	205,419
EMC Corp.	7,455,100	193,311
Samsung Electronics Co. Ltd.	133,900	166,223
Teradyne Inc.	7,102,800	128,561
* NXP Semiconductors NV	1,401,939	111,230
Visa Inc. Class A	389,550	99,300
* Google Inc. Class A	170,425	91,612
* Vantiv Inc. Class A	2,592,400	89,153
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,859,400	87,647
Telefonaktiebolaget LM Ericsson ADR	7,134,500	86,541
Maxim Integrated Products Inc.	2,501,900	82,788
QUALCOMM Inc.	1,295,300	80,904
* Google Inc. Class C	114,025	60,949
* Citrix Systems Inc.	1,008,600	59,770
SanDisk Corp.	608,700	46,206
Texas Instruments Inc.	834,500	44,604
* Teradata Corp.	681,700	30,376
TE Connectivity Ltd.	445,875	29,602
Western Digital Corp.	18,100	1,760
Computer Sciences Corp.	24,200	1,468
Skyworks Solutions Inc.	16,600	1,379
Avnet Inc.	33,100	1,378
Western Union Co.	41,700	709
Jabil Circuit Inc.	26,600	548
NVIDIA Corp.	12,700	244
Symantec Corp.	1,700	42
		6,621,774
Materials (0.6%)
International Paper Co.	2,233,100	117,595
Eastman Chemical Co.	1,530,870	108,523
Carpenter Technology Corp.	1,371,800	52,046
LyondellBasell Industries NV Class A	27,520	2,177
Ashland Inc.	12,900	1,529
Avery Dennison Corp.	25,700	1,343
Celanese Corp. Class A	17,300	930
United States Steel Corp.	30,600	748
Dow Chemical Co.	9,900	447
EI du Pont de Nemours & Co.	5,450	388
		285,726
Other (0.3%)
3 Vanguard Value ETF	1,261,200	102,195
SPDR S&P 500 ETF Trust	203,430	40,578
		142,773
Telecommunication Services (2.6%)
Verizon Communications Inc.	12,560,909	574,159
AT&T Inc.	16,292,107	536,336
Vodafone Group plc ADR	4,127,836	145,011
CenturyLink Inc.	15,500	576
		1,256,082
Utilities (3.4%)
2 CenterPoint Energy Inc.	25,726,413	594,023
Entergy Corp.	5,432,078	475,361
Public Service Enterprise Group Inc.	9,932,558	423,922
* Calpine Corp.	3,460,900	72,264
NRG Energy Inc.	1,776,200	43,801

PPL Corp.			845,100	30,001
American Electric Power Co. Inc.			33,300	2,092
Exelon Corp.			57,500	2,072
PG&E Corp.			34,200	2,011
Edison International			27,600	1,881
Consolidated Edison Inc.			22,700	1,573
Southern Co.			26,800	1,359
UGI Corp.			7,550	279
Duke Energy Corp.			3,100	270
				1,650,909
Total Common Stocks (Cost $35,345,701)				46,864,103
	Coupon
Temporary Cash Investments (3.6%)[1]
Money Market Fund (3.6%)
[4,5] Vanguard Market Liquidity Fund	0.133%		1,731,987,447	1,731,987

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
6 Federal Home Loan Bank Discount Notes	0.060%	2/3/15	7,500	7,500
[6,7] Federal Home Loan Bank Discount Notes	0.087%	2/6/15	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.095%	2/20/15	8,500	8,500
				16,100
Total Temporary Cash Investments (Cost $1,748,087)				1,748,087
Total Investments (100.4%) (Cost $37,093,788)				48,612,190
Other Assets and Liabilities-Net (-0.4%)[4]				(184,356)
Net Assets (100%)				48,427,834

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,886,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.9% and 3.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $74,337,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $4,100,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events,

Windsor II Fund

and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	46,105,112	758,991	—
Temporary Cash Investments	1,731,987	16,100	—
Futures Contracts—Assets[1]	75	—	—
Futures Contracts—Liabilities[1]	(1,351)	—	—
Total	47,835,823	775,091	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Windsor II Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	651	64,722	(2,189)
S&P 500 Index	March 2015	29	14,416	165
				(2,024)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	631,584	—	—	6,110	—	594,023
Xylem Inc.	388,144	—	—	1,366	—	363,990
Vanguard Market Liquidity Fund	1,585,064	NA1	NA1	62	—	1,731,987
Vanguard Value ETF	104,251	—	—	647	—	102,195
Total	2,709,043			8,185	—	2,792,195
1 Not applicable—purchases and sales are for temporary cash investment purposes.

F. At January 31, 2015, the cost of investment securities for tax purposes was $37,093,788,000. Net unrealized appreciation of investment securities for tax purposes was $11,518,402,000, consisting of unrealized gains of $14,688,079,000 on securities that had risen in value since their purchase and $3,169,677,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 19, 2015
VANGUARD WINDSOR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.